INVESTMENTS - Equity Accounting Method Investment Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Investments, beginning balance	$ 1,234
Equity pick-up (loss) from equity investees	(165)	$ (46)
Impairment (reversals) charges (note 10)	(1,423)	900
Investments, ending balance	4,527	1,234
Joint ventures
Disclosure of joint ventures [line items]
Investments, beginning balance	1,234	1,213
Equity pick-up (loss) from equity investees	(165)	46
Funds invested	(2)	5
Acquisitions	3,253
Dividends paid	125
Impairment (reversals) charges (note 10)		(30)
Investments, ending balance	4,527	1,234
Shareholder loan repayment	(2)
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	0	0
Equity pick-up (loss) from equity investees	(98)	0
Funds invested	0	0
Acquisitions	3,195
Dividends paid	75
Impairment (reversals) charges (note 10)		0
Investments, ending balance	3,218	0
Shareholder loan repayment	0
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance	245	206
Equity pick-up (loss) from equity investees	(51)	39
Funds invested	0	0
Acquisitions	0
Dividends paid	0
Impairment (reversals) charges (note 10)		0
Investments, ending balance	296	245
Shareholder loan repayment	0
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance	989	975
Equity pick-up (loss) from equity investees	(16)	14
Funds invested	0	0
Acquisitions	0
Dividends paid	50
Impairment (reversals) charges (note 10)		0
Investments, ending balance	955	989
Shareholder loan repayment	0
OtherJV [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	0	32
Equity pick-up (loss) from equity investees	0	(7)
Funds invested	(2)	5
Acquisitions	58
Dividends paid	0
Impairment (reversals) charges (note 10)		(30)
Investments, ending balance	58	$ 0
Shareholder loan repayment	$ (2)